Foreign currency translation reserve and other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions			12 Months Ended
		Dec. 03, 2024 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance			₨ 53,497
Addition through Business combination (Refer to Note 7)			0		₨ (1,537)
Other comprehensive income			36,039	$ 384	4,263		₨ 7,127
Bonus issue of equity shares		₨ 10,467			0	[1]
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Ending balance			89,290	$ 952	53,497
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance			(135)		(286)		(548)
Addition through Business combination (Refer to Note 7)							0
Other comprehensive income			152		289		262
Bonus issue of equity shares					0
Transfer of shares pertaining to Non-controlling interests of subsidiary					(8)
Transfer to Retained earnings	[2]				(130)
Buyback of equity shares							0
Ending balance			17		(135)		(286)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance			2,360		1,397		(119)
Addition through Business combination (Refer to Note 7)							0
Other comprehensive income			(2,094)		963		1,516
Bonus issue of equity shares					0
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Transfer to Retained earnings	[2]				0
Buyback of equity shares							0
Ending balance			266		2,360		1,397
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance			1,220		10,320		10,793
Addition through Business combination (Refer to Note 7)							0
Other comprehensive income			(1,448)		(3,476)		(473)
Bonus issue of equity shares					0
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Transfer to Retained earnings	[2]				(5,624)
Buyback of equity shares							0
Ending balance			(228)		1,220		10,320
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance			0		1,661		1,122
Addition through Business combination (Refer to Note 7)							0
Other comprehensive income			0		0		0
Bonus issue of equity shares					(1,661)
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Transfer to Retained earnings	[2]				0
Buyback of equity shares							539
Ending balance			0		0		1,661
Gross obligation to non-controlling interests under put options
Disclosure of reserves within equity [line items]
Beginning balance			(4,238)		(4,238)		0
Addition through Business combination (Refer to Note 7)							(4,238)
Other comprehensive income			0		0		0
Bonus issue of equity shares					0
Transfer of shares pertaining to Non-controlling interests of subsidiary					0
Transfer to Retained earnings	[2]				0
Buyback of equity shares							0
Ending balance			₨ (4,238)		₨ (4,238)		₨ (4,238)

[1]	Refer to Note 22
[2]	Towards transfer of cumulative realized (gain)/loss on disposal of investments in equity instruments designated as FVTOCI and towards transfer of cumulative (gain)/loss on remeasurement of defined benefit plans to retained earnings.